Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 4,437,000	$ 11,187,000
Available-for-sale marketable securities		13,959,000
Prepaid expenses and other current assets	826,000	507,000
Total current assets	5,263,000	25,653,000
Property and equipment, net	877,000	802,000
Restricted cash	154,000	171,000
Operating lease right-of-use assets	1,566,000
Indefinite intangible asset	77,090,000	77,090,000
Goodwill	15,682,000	15,682,000
Total assets	100,632,000	119,398,000
Current Liabilities:
Accounts payable	607,000	3,420,000
Collaboration and device development payable, net	1,873,000	2,576,000
Accrued expenses	5,235,000	6,465,000
Operating lease liabilities - current portion	781,000
Deferred revenue - current portion		198,000
Loan payable	7,782,000	7,974,000
Total current liabilities	16,278,000	20,633,000
Operating lease liabilities - non-current portion	953,000
Restructured debt liability - contingent milestone payments	15,000,000	15,000,000
Deferred tax liabilities	15,224,000	15,476,000
Other liabilities	106,000	175,000
Total liabilities	47,561,000	51,284,000
Stockholders' Equity:
Preferred stock, $0.001 par value; 5,000,000 shares authorized; 0 shares and 2,701 shares issued and outstanding at December 31, 2018 and December 31, 2017, respectively	0	0
Common stock, $0.001 par value; 120,000,000 shares authorized at December 31, 2018 and December 31, 2017; 32,133,263 and 3,227,495 shares issued at December 31, 2018 and December 31, 2017, respectively; 32,133,189 shares and 3,227,421 shares outstanding at December 31, 2018 and December 31, 2017, respectively	32,000	32,000
Additional paid-in capital	733,840,000	728,783,000
Accumulated deficit	(677,747,000)	(657,647,000)
Accumulated other comprehensive income		0
Treasury stock (at cost); 74 shares	(3,054,000)	(3,054,000)
Total stockholders' equity	53,071,000	68,114,000
Total liabilities & stockholders' equity	$ 100,632,000	$ 119,398,000